Debt and Credit Facilities (Maturities Of Long-Term Debt Disclosures) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024
Other long-term debt	$ 0		$ 10
Total debt	15,859		13,597
Current maturities of debt	1,000		1,409
Total long-term debt	14,859		12,188
Unamortized debt issuance costs	70		63
Borrowing capacity on existing facilities	2,911		2,160
Fair value of senior unsecured notes	15,344		$ 12,780
Senior Unsecured Notes, 1.150% Due 2025
Stated interest rate			1.15%
Unsecured debt	0		$ 649
Senior Unsecured Notes 3.375% due 2025
Stated interest rate		3.375%	3.375%
Unsecured debt	$ 0		$ 750
Senior Unsecured Notes 3.500% due 2026
Stated interest rate	3.50%
Unsecured debt	$ 1,000		998
Senior Unsecured Notes, Due November 2027
Stated interest rate	2.125%
Unsecured debt	$ 881		777
Senior Unsecured Notes 3.650% due 2028
Stated interest rate	3.65%
Unsecured debt	$ 599		598
Senior Unsecured Notes 4.850% Due 2028
Stated interest rate	4.85%
Unsecured debt	$ 597		596
3.375% Notes due 2028
Stated interest rate	3.375%
Unsecured debt	$ 704		621
Senior Unsecured Notes 0.750% due 2029
Stated interest rate	0.75%
Unsecured debt	$ 939		828
Senior Unsecured Notes, 4.250% Due 2029
Stated interest rate	4.25%
Unsecured debt	$ 744		743
Senior Unsecured Notes, 1.950% Due 2030
Stated interest rate	1.95%
Unsecured debt	$ 995		993
2.625% Notes due 2030
Stated interest rate	2.625%
Unsecured debt	$ 759		669
Senior Unsecured Notes 1.000% due 2031
Stated interest rate	1.00%
Unsecured debt	$ 876		772
3.375% Notes due 2032
Stated interest rate	3.375%
Unsecured debt	$ 934		824
Senior Unsecured Notes 4.625% due September 11, 2034
Stated interest rate	4.625%
Unsecured debt	$ 741		740
3.625% Notes due 2036
Stated interest rate	3.625%
Unsecured debt	$ 695		613
Senior Unsecured Notes 4.100% due 2043
Stated interest rate	4.10%
Unsecured debt	$ 393		393
Senior Unsecured Notes 4.375% due 2044
Stated interest rate	4.375%
Unsecured debt	$ 396		396
Senior Unsecured Notes 4.625% due 2046
Stated interest rate	4.625%
Unsecured debt	$ 984		984
Senior Unsecured Notes, 2.900% due 2050
Stated interest rate	2.90%
Unsecured debt	$ 643		643
Senior Unsecured Notes, 4.550% Due 2027
Stated interest rate	4.55%
Unsecured debt	$ 498		0
Senior Unsecured Notes, 4.700% Due 2027
Stated interest rate	4.70%
Unsecured debt	$ 697		0
Senior Unsecured Notes, 4.850% Due 2030
Stated interest rate	4.85%
Unsecured debt	$ 794		0
Senior Unsecured Notes, 5.200% Due 2035
Stated interest rate	5.20%
Unsecured debt	$ 990		$ 0